Organization and Basis of Presentation (Details) (USD $)	0 Months Ended		3 Months Ended										6 Months Ended		12 Months Ended
	Oct. 16, 2012	Sep. 11, 2012	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization and Basis of Presentation
Net loss			$ 12,258,000	$ 14,126,000	$ 18,036,000	$ 16,386,000	$ (4,506,000)	$ 6,883,000	$ 5,628,000	$ 2,319,000	$ 1,501,000	$ 1,704,000	$ 26,384,000	$ 2,374,000	$ 36,799,000	$ 11,152,000	$ 16,031,000
Accumulated deficit			146,690,000		120,306,000				83,507,000				146,690,000		120,306,000	83,507,000
Net working capital			54,492,000		71,367,000				27,964,000				54,492,000		71,367,000	27,964,000
Cash and cash equivalents and restricted cash			75,675,000		95,289,000								75,675,000		95,289,000
Restricted cash			11,133,000		15,978,000				7,403,000				11,133,000		15,978,000	7,403,000
Amount drawn under credit facility			15,000,000		5,000,000								15,000,000		5,000,000
Remaining borrowing capacity			0										0
Reverse stock split ratio		0.3782
Common stock issued (in shares)	5,060,000
Additional shares of common stock purchased by the underwriters through exercise of option	660,000
Offer price of common stock (in dollars per share)	$ 16.00
Net proceeds from initial public offering after deducting underwriting discounts, commissions and offering related transaction costs	72,479,000														72,479,000
Conversion of redeemable convertible preferred stock into common stock (in shares)	11,545,000
Conversion of warrants for redeemable convertible preferred stock into warrants for common stock (in shares)	365,000
Number of authorized shares of common stock			300,000,000		300,000,000				45,000,000				300,000,000		300,000,000	45,000,000
Number of authorized shares of preferred stock			5,000,000		5,000,000								5,000,000		5,000,000
Reclassification of Preferred Stock Warrant Liability to additional paid in capital	$ 3,101,000														$ 3,101,000